PROVISION FOR EMPLOYEE BENEFITS - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Short term provision for employee benefits
Employee benefit obligations	₺ 70,729		₺ 22,808		₺ 15,711
Personnel bonus
Short term provision for employee benefits
Employee benefit obligations	53,029	[1]	13,464	[1]	10,433
Unused vacation
Short term provision for employee benefits
Employee benefit obligations	₺ 17,700		₺ 9,344		₺ 5,278

[1]	Personnel bonus provision related to direct employee costs amounting to TRY13,753 thousand is capitalized as part of the website development costs as of 31 December 2021 (Note 10).